Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2024	$ 127,192		$ 9,020	$ 21,013	$ 11	$ (61)	$ 88,608	$ 8,498	$ 127,089	$ 103	$ (897)	$ 7,128	$ 2,267
Changes in equity
Issues of share capital and other equity instruments	3,142		3,104	58			(20)		3,142
Common shares purchased for cancellation	(1,781)	$ (155)		(155)			(1,626)		(1,781)
Redemption of preferred shares and other equity instruments	(600)		(600)						(600)
Sales of treasury shares and other equity instruments	7,359				3,141	4,218			7,359
Purchases of treasury shares and other equity instruments	(7,378)				(3,178)	(4,200)			(7,378)
Share-based compensation awards	23	58					23		23
Dividends on common shares	(6,344)						(6,344)		(6,344)
Dividends on preferred shares and distributions on other equity instruments	(394)						(355)		(355)	(39)
Other	(27)						(27)		(27)
Net income	14,935						14,930		14,930	5
Total other comprehensive income (loss), net of taxes	(495)						(218)	(277)	(495)		73	(116)	(234)
Balance at end of period at Jul. 31, 2025	135,632		11,524	20,916	(26)	(43)	94,971	8,221	135,563	69	(824)	7,012	2,033
Balance at beginning of period at Apr. 30, 2025	132,530		10,416	20,975	(53)	(155)	92,988	8,276	132,447	83	(1,020)	6,795	2,501
Changes in equity
Issues of share capital and other equity instruments	1,720		1,708	22			(10)		1,720
Common shares purchased for cancellation	(955)	(81)		(81)			(874)		(955)
Redemption of preferred shares and other equity instruments	(600)		(600)						(600)
Sales of treasury shares and other equity instruments	3,221				1,910	1,311			3,221
Purchases of treasury shares and other equity instruments	(3,082)				(1,883)	(1,199)			(3,082)
Share-based compensation awards	4	22					4		4
Dividends on common shares	(2,165)						(2,165)		(2,165)
Dividends on preferred shares and distributions on other equity instruments	(138)						(125)		(125)	(13)
Other	6						6		6
Net income	5,414						5,415		5,415	(1)
Total other comprehensive income (loss), net of taxes	(323)						(268)	(55)	(323)		196	217	(468)
Balance at end of period at Jul. 31, 2025	135,632		11,524	20,916	(26)	(43)	94,971	8,221	135,563	69	(824)	7,012	2,033
Balance at beginning of period at Oct. 31, 2025	139,151		11,643	20,863	32	(110)	96,938	9,726	139,092	59	(265)	7,613	2,378
Changes in equity
Issues of share capital and other equity instruments	1,504		1,361	148			(5)		1,504
Common shares purchased for cancellation	(4,236)	(257)		(257)			(3,979)		(4,236)
Redemption of preferred shares and other equity instruments	(1,850)		(1,850)						(1,850)
Sales of treasury shares and other equity instruments	10,142				2,831	7,311			10,142
Purchases of treasury shares and other equity instruments	(10,200)				(2,903)	(7,297)			(10,200)
Share-based compensation awards	(88)	148					(88)		(88)
Dividends on common shares	(7,009)						(7,009)		(7,009)
Dividends on preferred shares and distributions on other equity instruments	(425)						(419)		(419)	(6)
Other	13						13		13
Net income	17,318						17,313		17,313	5
Total other comprehensive income (loss), net of taxes	774						713	61	774	0	188	265	(392)
Balance at end of period at Jul. 31, 2026	145,094		11,154	20,754	(40)	(96)	103,477	9,787	145,036	58	(77)	7,878	1,986
Balance at beginning of period at Apr. 30, 2026	140,773		11,154	20,760	(16)	(121)	101,243	7,697	140,717	56	(205)	6,188	1,714
Changes in equity
Issues of share capital and other equity instruments	78			78					78
Common shares purchased for cancellation	(1,603)	(84)		(84)			(1,519)		(1,603)
Sales of treasury shares and other equity instruments	4,115				751	3,364			4,115
Purchases of treasury shares and other equity instruments	(4,114)				(775)	(3,339)			(4,114)
Share-based compensation awards	(19)	$ 78					(19)		(19)
Dividends on common shares	(2,438)						(2,438)		(2,438)
Dividends on preferred shares and distributions on other equity instruments	(145)						(143)		(143)	(2)
Other	55						55		55
Net income	6,024						6,022		6,022	2
Total other comprehensive income (loss), net of taxes	2,368						276	2,090	2,366	2	128	1,690	272
Balance at end of period at Jul. 31, 2026	$ 145,094		$ 11,154	$ 20,754	$ (40)	$ (96)	$ 103,477	$ 9,787	$ 145,036	$ 58	$ (77)	$ 7,878	$ 1,986